Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
	Jan. 15, 2020	Dec. 31, 2021	Dec. 31, 2020
Statement of Operations [Abstract]
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Successor
Revenue	$ 1,461	$ 21,652	$ 11,759
Revenue from related parties	65	562	1,290
Total revenue	1,526	22,214	13,049
Cost of revenues (exclusive of depreciation and amortization shown separately below)	675	17,058	13,416
Depreciation and amortization	298	11,986	9,231
Cost of sales	973	29,044	22,647
Gross (loss) profit	553	(6,830)	(9,598)
General and administrative	1,247	71,086	34,088
Transaction bonus			5,316
Depreciation, amortization and accretion	69	11,915	9,435
Total operating expenses	1,316	83,001	48,839
Operating loss	(763)	(89,831)	(58,437)
Interest expense, related party		1,926	1,414
Interest income		(69)
Other income, related party	(342)
Other income, net		(607)	(12,061)
Change in fair value of earnout liability		(2,214)
Change in fair value of warrant liability		(31,105)
Total other income, net	(342)	(32,069)	(10,647)
Net loss	(421)	(57,762)	(47,790)
Less: net loss attributable to noncontrolling interest	$ (421)	(51,856)	$ (47,790)
Net loss attributable to Class A common stockholders		$ (5,906)
Net loss per share to Class A common stockholders, basic (in dollars per shares)		$ (0.09)
Net loss per share to Class A common stockholders, diluted (in dollars per share)		$ (0.09)
Weighted-average number of shares outstanding used in computation of earnings per share:
Basic (in shares)		68,015
Diluted (in shares)		68,015